Cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2025
Cash and bank balances
Summary of cash and bank balances

(Euro thousands)	At December 31,
	2025	2024
Cash on hand	155	566
Bank balances	28,128	17,477
Total cash and bank balances	28,283	18,043